PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Value added tax credit	$ 128,816	$ 130,558
Other receivable	286	134,724
Security deposits	26,375	28,490
Prepaid operating expenses	12,135	64,109
Total	167,612	357,881
Expected credit loss provision	$ 0	$ 0